Costs (Tables)	12 Months Ended
Dec. 31, 2024
Costs
Schedule of information about purchase, services and other charges
(€ million)	2024	2023	2022
Production costs - raw, ancillary and consumable materials and goods	54,204	58,170	85,139
Production costs - services	12,217	11,512	10,303
Lease expense and other	1,512	1,432	2,301
Net provisions for contingencies	1,397	1,369	2,985
Other expenses	2,073	1,746	2,069
	71,403	74,229	102,797
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(227)	(367)	(246)
- capitalized direct costs associated with self-constructed assets - intangible assets	(62)	(26)	(22)
	71,114	73,836	102,529

Schedule of information about payroll and related costs
(€ million)	2024	2023	2022
Wages and salaries	2,665	2,427	2,311
Social security contributions	527	497	465
Cost related to employee benefit plans	96	156	174
Other costs	123	196	194
	3,411	3,276	3,144
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(139)	(131)	(120)
- capitalized direct costs associated with self-constructed assets - intangible assets	(10)	(9)	(9)
	3,262	3,136	3,015

Schedule of information about average number of employees
	2024		2023		2022
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	933	19	944	19	957	19
Junior managers	9,257	90	9,157	84	9,084	80
Employees	16,086	431	15,810	420	15,517	420
Workers	5,719	282	5,937	294	6,074	288
	31,995	822	31,848	817	31,632	807

Schedule of information about compensation of key management personnel
(€ million)	2024	2023	2022
Wages and salaries	39	35	37
Post-employment benefits	4	3	3
Other long-term benefits	23	19	17
Indemnities upon termination of employment			9
	66	57	66